Senior Non-Cumulative Perpetual Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 21, 2011 SBLF Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	8,381	8,381	8,381
Preferred Stock, Value, Issued	$ 8,381	$ 8,381	$ 8,400
Number of months in which the dividend rate can fluctuate (months)	30 months
Preferred stock dividend rate, percent	1.00%
Dividend amount	$ 84